Schedule of investments
Optimum Small-Mid Cap Value Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.17%
Communication Services — 5.19%
AMC Networks Class A †	30,800	$ 368,060
Gray Television	65,200	513,776
John Wiley & Sons Class A	126,424	4,302,209
Lumen Technologies	150,400	339,904
Nexstar Media Group	106,792	17,786,207
Paramount Global Class B	37,200	591,852
Playtika Holding †	59,700	692,520
Ziff Davis †	152,384	10,676,023
		35,270,551
Consumer Discretionary — 11.37%
Aaron's	45,700	646,198
American Axle & Manufacturing Holdings †	114,200	944,434
Bloomin' Brands	74,100	1,992,549
BorgWarner	41,200	2,015,092
Brunswick	21,300	1,845,432
Capri Holdings †	25,588	918,353
Dick's Sporting Goods	17,900	2,366,201
Foot Locker	48,800	1,322,968
Goodyear Tire & Rubber †	70,000	957,600
Guess?	47,500	923,875
H&R Block	40,400	1,287,548
Harley-Davidson	43,800	1,542,198
Haverty Furniture	43,900	1,326,658
Helen of Troy †	28,650	3,094,773
Kohl's	47,900	1,104,095
Lear	8,300	1,191,465
Leslie's †	399,914	3,755,192
Lithia Motors	41,259	12,547,275
Macy's	73,400	1,178,070
Malibu Boats Class A †	19,500	1,143,870
Modine Manufacturing †	60,800	2,007,616
Mohawk Industries †	13,600	1,402,976
Nordstrom	28,400	581,348
ODP †	29,100	1,362,462
Penske Automotive Group	28,619	4,768,784
PulteGroup	53,000	4,117,040
PVH	23,100	1,962,807
Qurate Retail Series A †	97,500	96,506
Sally Beauty Holdings †	65,000	802,750
Shoe Carnival	400	9,392
Smith & Wesson Brands	67,800	884,112
Sonic Automotive Class A	29,600	1,411,032
Tapestry	37,600	1,609,280
Thor Industries	14,900	1,542,150
Toll Brothers	49,500	3,913,965
Travel + Leisure	12,500	504,250
Tupperware Brands †	116,100	92,880
Victoria's Secret & Co. †	201,949	3,519,971
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Whirlpool	21,600	$ 3,213,864
Winnebago Industries	19,400	1,293,786
		77,200,817
Consumer Staples — 5.24%
Albertsons Class A	103,000	2,247,460
Bunge	15,200	1,434,120
Conagra Brands	48,100	1,621,932
Herbalife †	35,500	470,020
Ingles Markets Class A	20,100	1,661,265
Ingredion	30,700	3,252,665
Molson Coors Beverage Class B	82,900	5,458,136
Spectrum Brands Holdings	151,434	11,819,424
Sprouts Farmers Market †	92,100	3,382,833
US Foods Holding †	96,583	4,249,652
		35,597,507
Energy — 5.81%
APA	51,700	1,766,589
Arch Resources	6,700	755,492
California Resources	36,800	1,666,672
Civitas Resources	21,100	1,463,707
CNX Resources †	1,800	31,896
DT Midstream	221,697	10,989,520
HF Sinclair	68,100	3,037,941
Magnolia Oil & Gas Class A	310,701	6,493,651
Marathon Oil	139,800	3,218,196
PBF Energy Class A	6,700	274,298
PDC Energy	29,000	2,063,060
SFL	97,100	905,943
TechnipFMC †	345,629	5,744,354
Vitesse Energy	9,109	204,042
World Kinect	39,900	825,132
		39,440,493
Financials — 17.05%
Affiliated Managers Group	9,500	1,423,955
Ally Financial	91,200	2,463,312
American Financial Group	16,900	2,006,875
Annaly Capital Management	52,450	1,049,525
Apollo Commercial Real Estate Finance	77,600	878,432
Ares Capital	85,300	1,602,787
Associated Banc-Corp	121,500	1,971,945
B Riley Financial	13,800	634,524
Banco Latinoamericano de Comercio Exterior Class E	59,900	1,321,394
BGC Partners Class A	1,516,534	6,718,246
Cathay General Bancorp	47,800	1,538,682
Citizens Financial Group	46,800	1,220,544
CNA Financial	40,395	1,560,055
NQ- OPTSV [0623] 0823 (3054721)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
CNO Financial Group	144,200	$ 3,413,214
Columbia Banking System	227,030	4,604,168
Comerica	34,700	1,469,892
Customers Bancorp †	35,600	1,077,256
Donnelley Financial Solutions †	27,300	1,242,969
Equitable Holdings	68,200	1,852,312
Essent Group	26,800	1,254,240
Euronet Worldwide †	53,541	6,284,107
Everest Re Group	4,800	1,640,928
F&G Annuities & Life	3,502	86,780
Fidelity National Financial	51,500	1,854,000
Fifth Third Bancorp	57,600	1,509,696
First American Financial	38,200	2,178,164
First BanCorp	89,200	1,090,024
First Busey	74,400	1,495,440
First Merchants	145,138	4,097,246
FleetCor Technologies †	5,600	1,406,048
FS KKR Capital	57,750	1,107,645
Hancock Whitney	31,300	1,201,294
Hanmi Financial	56,800	848,024
HomeStreet	39,900	236,208
Hope Bancorp	122,400	1,030,608
Jefferies Financial Group	77,400	2,567,358
Lincoln National	33,300	857,808
MGIC Investment	107,200	1,692,688
New Mountain Finance	95,300	1,185,532
Oaktree Specialty Lending	1,431	27,804
OFG Bancorp	80,900	2,109,872
OneMain Holdings	34,600	1,511,674
Pacific Premier Bancorp	150,658	3,115,607
PacWest Bancorp	353,996	2,885,067
Popular	18,700	1,131,724
PROG Holdings †	39,600	1,271,952
Radian Group	69,500	1,756,960
Redwood Trust	119,100	758,667
Regions Financial	179,100	3,191,562
Reinsurance Group of America	8,200	1,137,258
Rithm Capital	131,300	1,227,655
Starwood Property Trust	497,058	9,642,925
Synchrony Financial	59,000	2,001,280
Synovus Financial	55,900	1,690,975
Universal Insurance Holdings	13,000	200,590
Unum Group	75,700	3,610,890
Veritex Holdings	62,500	1,120,625
Victory Capital Holdings Class A	39,300	1,239,522
Voya Financial	21,000	1,505,910
Western Union	66,100	775,353
Zions Bancorp	83,200	2,234,752
		115,822,549
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 6.08%
DaVita †	26,200	$ 2,632,314
Enovis †	122,006	7,823,025
Exelixis †	70,500	1,347,255
Globus Medical Class A †	56,483	3,362,998
Ironwood Pharmaceuticals †	167,200	1,779,008
Jazz Pharmaceuticals †	35,100	4,351,347
LivaNova †	93,529	4,810,196
Quest Diagnostics	11,600	1,630,496
QuidelOrtho †	42,108	3,489,069
Select Medical Holdings	94,175	3,000,415
United Therapeutics †	11,800	2,604,850
Universal Health Services Class B	22,600	3,565,602
Viatris	91,253	910,705
		41,307,280
Industrials — 17.90%
ACCO Brands	146,000	760,660
Acuity Brands	13,900	2,266,812
AGCO	42,100	5,532,782
Alaska Air Group †	42,900	2,281,422
Allison Transmission Holdings	55,500	3,133,530
Apogee Enterprises	36,200	1,718,414
ArcBest	27,300	2,697,240
Atkore †	37,900	5,910,126
BWX Technologies	181,264	12,973,065
CoreCivic †	56,200	528,842
Covenant Logistics Group	59,100	2,590,353
CSG Systems International	18,200	959,868
Deluxe	29,800	520,904
Encore Wire	7,300	1,357,289
Ennis	45,800	933,404
Esab	121,461	8,082,015
GXO Logistics †	203,494	12,783,493
Hillenbrand	31,174	1,598,603
Huntington Ingalls Industries	6,200	1,411,120
Kaman	106,686	2,595,670
ManpowerGroup	26,300	2,088,220
MillerKnoll	53,400	789,252
Moog Class A	24,000	2,602,320
Openlane †	540,661	8,228,860
Owens Corning	35,500	4,632,750
Primoris Services	66,384	2,022,721
Quanex Building Products	54,980	1,476,213
RB Global	55,362	3,321,720
Ryder System	16,929	1,435,410
Snap-on	9,300	2,680,167
Textainer Group Holdings	28,700	1,130,206
Textron	47,900	3,239,477
Timken	17,600	1,610,928
United Airlines Holdings †	42,100	2,310,027

2    NQ- OPTSV [0623] 0823 (3054721)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Verra Mobility †	419,585	$ 8,274,216
Wabash National	57,400	1,471,736
XPO †	62,158	3,667,322
		121,617,157
Information Technology — 8.52%
ACI Worldwide †	138,261	3,203,507
Amdocs	22,500	2,224,125
Amkor Technology	102,600	3,052,350
Arrow Electronics †	24,580	3,520,593
Aviat Networks †	25,700	857,609
Cirrus Logic †	15,100	1,223,251
Consensus Cloud Solutions †	79,239	2,456,409
Diodes †	10,500	971,145
Dropbox Class A †	13,200	352,044
Ebix	33,273	838,480
Jabil	66,100	7,134,173
Kimball Electronics †	74,200	2,050,146
Methode Electronics	16,700	559,784
NCR †	37,200	937,440
NetApp	32,700	2,498,280
Qorvo †	3,000	306,090
Sanmina †	53,000	3,194,310
Seagate Technology Holdings	15,900	983,733
Skyworks Solutions	14,400	1,593,936
TD SYNNEX	13,700	1,287,800
Teledyne Technologies †	10,961	4,506,177
Teradata †	36,221	1,934,564
Verint Systems †	283,877	9,952,728
Vishay Precision Group †	35,910	1,334,056
Xerox Holdings	61,300	912,757
		57,885,487
Materials — 10.84%
Ashland	102,837	8,937,564
Axalta Coating Systems †	345,423	11,333,329
Berry Global Group	48,200	3,101,188
Chemours	49,500	1,826,055
Eastman Chemical	19,400	1,624,168
FMC	89,515	9,339,995
Greif Class A	34,400	2,369,816
Huntsman	82,070	2,217,531
Ingevity †	10,500	610,680
Koppers Holdings	48,050	1,638,505
Mosaic	55,400	1,939,000
O-I Glass †	59,800	1,275,534
Reliance Steel & Aluminum	17,900	4,861,461
Silgan Holdings	388,657	18,224,127
Steel Dynamics	22,700	2,472,711
Tronox Holdings	38,500	489,335
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Westrock	48,000	$ 1,395,360
		73,656,359
Real Estate — 7.83%
American Assets Trust	37,200	714,240
Apple Hospitality REIT	114,600	1,731,606
Armada Hoffler Properties	100,700	1,176,176
Brixmor Property Group	80,400	1,768,800
City Office REIT	137,000	763,090
CTO Realty Growth	46,500	797,010
EPR Properties	45,900	2,148,120
Equity Commonwealth	191,805	3,885,969
Franklin Street Properties	93,612	135,737
Gaming and Leisure Properties	297,252	14,404,832
Global Net Lease	138,800	1,426,864
Host Hotels & Resorts	140,600	2,366,298
Industrial Logistics Properties Trust	63,789	210,504
Kite Realty Group Trust	63,600	1,420,824
Medical Properties Trust	960,142	8,890,915
Newmark Group Class A	467,738	2,909,330
Office Properties Income Trust	45,688	351,798
Omega Healthcare Investors	53,300	1,635,777
Piedmont Office Realty Trust Class A	78,300	569,241
Plymouth Industrial REIT	31,000	713,620
Sabra Health Care REIT	88,400	1,040,468
Service Properties Trust	104,300	906,367
Tanger Factory Outlet Centers	122,610	2,706,003
Uniti Group	107,160	495,079
		53,168,668
Utilities — 1.34%
National Fuel Gas	44,100	2,264,976
NRG Energy	70,400	2,632,256
UGI	45,200	1,219,044
Vistra	114,200	2,997,750
		9,114,026
Total Common Stocks (cost $625,301,499)		660,080,894

Short-Term Investments — 2.55%
Money Market Mutual Funds — 2.55%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	4,325,068	4,325,068
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	4,325,068	4,325,068

NQ- OPTSV [0623] 0823 (3054721)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	4,325,068	$ 4,325,068
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	4,325,069	4,325,069
Total Short-Term Investments (cost $17,300,273)		17,300,273

Total Value of Securities—99.72% (cost $642,601,772)		677,381,167
Receivables and Other Assets Net of Liabilities—0.28%		1,894,162
Net Assets Applicable to 51,269,775 Shares Outstanding—100.00%		$679,275,329

†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

4    NQ- OPTSV [0623] 0823 (3054721)